Financial Instruments - Summary of Assets and Liabilities Recognized at Fair Value (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Financial assets
Cash and cash equivalents	$ 6,197	R$ 48,900	R$ 12,301	R$ 834	R$ 4,358
Derivative financial instruments		35,946	26,630
Financial liabilities
Derivative financial instruments		33,940	25,097
Accounts payable to selling shareholders		1,216,232	181,381
Level 2
Financial assets
Cash and cash equivalents		48,900	12,301
Financial investments		498,584	2,370
Level 3
Financial assets
Derivative financial instruments		35,946	26,630
Financial liabilities
Derivative financial instruments		33,940	R$ 25,097
Accounts payable to selling shareholders		R$ 328,668